Average balance sheet and interest rates - Liabilities and Equity (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Interest bearing liabilities
Average balance	$ 736,336	$ 745,641	$ 734,282
Interest expense	$ 5,420	$ 10,351	$ 16,315
Average rate %	0.70%	1.40%	2.20%
Non-interest bearing liabilities
Average balance	$ 98,820	$ 106,373	$ 96,678
Total liabilities
Average balance	835,156	852,014	830,960
Shareholders' equity
Average balance	70,849	68,014	63,714
NCI
Average balance	50	52	50
Total equity
Average balance	70,899	68,066	63,764
Total liabilities and equity
Average balance	906,055	920,080	894,724
Collateral received | Australia
Interest bearing liabilities
Average balance	1,914	2,586	2,039
Interest expense	$ 2	$ 11	$ 41
Average rate %	0.10%	0.40%	2.00%
Collateral received | New Zealand
Interest bearing liabilities
Average balance	$ 307	$ 596	$ 390
Interest expense		$ 3	$ 8
Average rate %		0.50%	2.10%
Collateral received | Other overseas
Interest bearing liabilities
Average balance	3,965	$ 4,399	$ 1,188
Interest expense	$ 2	$ 12	$ 8
Average rate %	0.10%	0.30%	0.70%
Repurchase agreements | Australia
Interest bearing liabilities
Average balance	$ 32,600	$ 16,120	$ 11,266
Interest expense	$ 54	$ 73	$ 172
Average rate %	0.20%	0.50%	1.50%
Repurchase agreements | New Zealand
Interest bearing liabilities
Average balance	$ 986	$ 380	$ 268
Interest expense	$ 2	$ 1	$ 5
Average rate %	0.20%	0.30%	1.90%
Repurchase agreements | Other overseas
Interest bearing liabilities
Average balance			$ 20
Interest expense			$ 1
Average rate %			5.00%
Deposits and other borrowings | Australia
Interest bearing liabilities
Average balance	$ 457,675	$ 435,877	$ 425,799
Interest expense	$ 1,400	$ 3,745	$ 7,023
Average rate %	0.30%	0.90%	1.60%
Non-interest bearing liabilities
Average balance	$ 49,592	$ 45,231	$ 42,455
Deposits and other borrowings | New Zealand
Interest bearing liabilities
Average balance	60,066	57,096	54,720
Interest expense	$ 418	$ 882	$ 1,235
Average rate %	0.70%	1.50%	2.30%
Non-interest bearing liabilities
Average balance	$ 12,426	$ 8,760	$ 5,996
Deposits and other borrowings | Other overseas
Interest bearing liabilities
Average balance	13,610	25,660	26,270
Interest expense	$ 50	$ 427	$ 687
Average rate %	0.40%	1.70%	2.60%
Non-interest bearing liabilities
Average balance	$ 7	$ 901	$ 819
Loan capital | Australia
Interest bearing liabilities
Average balance	24,573	19,554	15,080
Interest expense	$ 754	$ 663	$ 632
Average rate %	3.10%	3.40%	4.20%
Loan capital | New Zealand
Interest bearing liabilities
Average balance	$ 1,653	$ 1,833	$ 1,777
Interest expense	$ 85	$ 94	$ 91
Average rate %	5.10%	5.10%	5.10%
Loan capital | Other overseas
Interest bearing liabilities
Average balance	$ 368	$ 1,324	$ 1,324
Interest expense	$ 10	$ 43	$ 53
Average rate %	2.70%	3.20%	4.00%
Other interest bearing liabilities | Australia
Interest bearing liabilities
Average balance	$ 121,338	$ 160,830	$ 177,470
Interest expense	$ 2,234	$ 3,776	$ 5,765
Average rate %	1.80%	2.30%	3.20%
Other interest bearing liabilities | New Zealand
Interest bearing liabilities
Average balance	$ 15,836	$ 18,130	$ 15,397
Interest expense	$ 368	$ 557	$ 570
Average rate %	2.30%	3.10%	3.70%
Other interest bearing liabilities | Other overseas
Interest bearing liabilities
Average balance	$ 110	$ 1,256	$ 1,274
Interest expense	$ 29	$ 64	$ 24
Average rate %	26.40%	5.10%	1.90%
Derivative financial instruments
Non-interest bearing liabilities
Average balance	$ 20,612	$ 33,249	$ 26,568
Life insurance liabilities
Non-interest bearing liabilities
Average balance	253	2,999	7,653
Liabilities held for sale
Non-interest bearing liabilities
Average balance	2,728
Liabilities held for sale | Other overseas
Interest bearing liabilities
Average balance	1,335
Interest expense	$ 12
Average rate %	0.90%
All other liabilities
Non-interest bearing liabilities
Average balance	$ 13,202	$ 15,233	$ 13,187